Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest income:
Interest and fees on loans		$ 679,917	$ 600,313	$ 571,798
Interest on investment securities available-for-sale		96,671	93,626	93,233
Interest on investment securities held-to-maturity		789	283	287
Interest on loans held-for-sale		5,506	5,457	11,170
Interest on trading securities		30,779	35,074	31,991
Interest on other earning assets		4,247	1,652	770
Total interest income		817,909	736,405	709,249
Interest on deposits:
Savings		19,608	11,992	11,562
Time deposits		4,410	5,186	9,076
Other interest-bearing deposits		10,357	4,491	3,078
Certificates of deposit $100,000 and more		5,611	3,481	3,090
Interest on trading liabilities		15,000	15,976	15,390
Interest on short-term borrowings		4,736	3,172	4,765
Interest on term borrowings		29,103	38,387	34,570
Total interest expense		88,825	82,685	81,531
Net interest income		729,084	653,720	627,718
Provision for loan losses		11,000	9,000	27,000
Net interest income after provision for loan losses		718,084	644,720	600,718
Noninterest income:
Fixed income		268,561	231,337	200,595
Deposit transactions and cash management		108,553	112,843	111,951
Brokerage, management fees and commissions		42,911	46,496	49,099
Trust services and investment management		27,727	27,577	27,777
Bankcard income		24,430	22,238	23,697
Bank-owned life insurance		14,687	14,726	16,394
Debt secutities gains/(losses), net (Note 3 and Note 14)		1,485	1,836	0
Equity securities gains/(losses), net (Note 3)		(144)	(458)	2,872
All other income and commissions (Note 13)		64,231	60,730	117,659
Total noninterest income		552,441	517,325	550,044
Adjusted gross income after provision for loan losses		1,270,525	1,162,045	1,150,762
Noninterest expense:
Employee compensation, incentives, and benefits		562,948	511,633	478,159
Occupancy		50,880	51,117	54,018
Computer software		45,122	44,724	42,931
Operations services		41,852	39,261	35,247
Equipment rentals, depreciation, and maintenance		27,385	30,864	29,964
Advertising and public relations		21,612	19,187	18,683
FDIC premium expense		21,585	18,027	11,464
Legal fees		21,558	16,287	20,907
Professional fees		19,169	18,922	23,298
Communications and courier		14,265	15,820	16,074
Contract employment and outsourcing		10,061	14,494	19,420
Amortization of intangible assets	[1]	5,198	5,253	4,170
Repurchase and foreclosure provision/(provision credit)		(32,722)	0	(4,300)
All other expense (Note 13)		116,291	268,202	82,496
Total noninterest expense		925,204	1,053,791	832,531
Income/(loss) before income taxes		345,321	108,254	318,231
Provision/(benefit) for income taxes		106,810	10,941	84,185
Net income/(loss)		238,511	97,313	234,046
Net income attributable to noncontrolling interest		11,465	11,434	11,527
Net income/(loss) attributable to controlling interest		227,046	85,879	222,519
Preferred stock dividends		6,200	6,200	6,200
Net income/(loss) available to common shareholders		$ 220,846	$ 79,679	$ 216,319
Basic earnings/(loss) per share (Note 16)		$ 0.95	$ 0.34	$ 0.92
Diluted earnings/(loss) per share (Note 16)		$ 0.94	$ 0.34	$ 0.91
Weighted average common shares (Note 16)		232,700	234,189	234,997
Diluted average common shares (Note 16)		235,292	236,266	236,735
Cash dividends declared per common share		$ 0.28	$ 0.24	$ 0.2

[1]	Represents customer lists, acquired contracts, core deposit intangibles, and covenants not to compete